Related party transactions and Directors' remuneration - Narrative (Details) £ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) shares director Employees £ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£) shares Employees	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	May 05, 2021 £ / shares
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	£ 539,000,000		£ 519,000,000		£ 501,000,000
Number of directors	81,600		83,000		80,800
Defined contribution schemes
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	£ 289,000,000		£ 279,000,000		£ 270,000,000
Sharesave
Disclosure of transactions between related parties [line items]
Number of options exercisable | shares	8,821,715
Ordinary shares
Disclosure of transactions between related parties [line items]
Par value per share (in GBP per share) | £ / shares	£ 0.25					£ 0.25
Pension funds
Disclosure of transactions between related parties [line items]
Derivatives transacted	£ 18,000,000		13,000,000
Key management personnel and connected persons
Disclosure of transactions between related parties [line items]
Total commitments outstanding	600,000		900,000
Loans issued during the year	400,000		2,300,000
Directors
Disclosure of transactions between related parties [line items]
Total value of guarantees entered into on behalf of Directors	0	$ 0.0		$ 0.0
Accruing benefits under defined benefit scheme			0
Loans issued during the year	200,000		100,000
Directors | Defined contribution schemes
Disclosure of transactions between related parties [line items]
Notional contract amount	£ 0		£ 0
Directors and officers | Ordinary shares
Disclosure of transactions between related parties [line items]
Number of shares issued and fully paid (in shares) | shares	17,876,352		27,470,067
Par value per share (in GBP per share) | £ / shares	£ 0.25
Percentage of ordinary share capital outstanding	0.11%
Number of directors | director	22
Directors and officers | Ordinary shares | Sharesave
Disclosure of transactions between related parties [line items]
Par value per share (in GBP per share) | £ / shares	£ 0.25
Number of directors | director	12
Number of options exercisable | shares	62,268		78,495
Strike price (in GBP per share) | £ / shares	£ 0.93